UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Digital Century Capital LLC
Address:    660 Madison Avenue, 14th Floor
            New York, New York  10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Rajiv J. Chaudhri
Title:     Managing Member
Phone:     (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri            New York, New York        November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $68,771
                                       (thousands)


List of Other Included Managers:   None


                                                    FORM 13F INFORMATION TABLE
                                                          September 30, 2009




COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                      VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------        -----      --------   -------   --- ----   ----------  --------  ----    ------  ----
AKAMAI TECHNOLOGIES INC        COM             00971T101  3,454      175,500   SH         Sole                  175,500
AUTODESK INC                   COM             052769106  3,451      145,000   SH         Sole                  145,000
BROADCOM CORP                  CL A            111320107  2,225       72,500   SH         Sole                   72,500
CLAYMORE EXCHANGE TRADED FD    MAC GLOB SOLAR  18383M621  3,637      368,500   SH         Sole                  368,500
COGNIZANT TECHNOLOGY SOLUTIO   CL A            192446102  3,943      102,000   SH         Sole                  102,000
CORNING INC                    COM             219350105  3,828      250,000   SH         Sole                  250,000
EBAY INC                       COM             278642103  2,596      110,000   SH         Sole                  110,000
ERICSSON L M TEL CO            ADR B SEK 10    294821608  3,808      380,000   SH         Sole                  380,000
FIRST SOLAR INC                COM             336433107  2,751       18,000   SH         Sole                   18,000
LDK SOLAR CO LTD               SPONSORED ADR   50183L107  2,659      308,500   SH         Sole                  308,500
MEMC ELECTR MATLS INC          COM             552715104  3,484      209,500   SH         Sole                  209,500
QUALCOMM INC                   COM             747525103  1,957       43,500   SH         Sole                   43,500
RESEARCH IN MOTION LTD         COM             760975102  3,246       48,000   SH         Sole                   48,000
SANDISK CORP                   COM             80004C101  5,360      247,000   SH         Sole                  247,000
SATYAM COMPUTER SERVICES LTD   ADR             804098101  5,738      872,000   SH         Sole                  872,000
SUNPOWER CORP                  COM CL A        867652109  3,034      101,500   SH         Sole                  101,500
SUNTECH PWR HLDGS CO LTD       ADR             86800C104  2,721      179,000   SH         Sole                  179,000
TERADYNE INC                   COM             880770102  3,806      411,500   SH         Sole                  411,500
TIVO INC                       COM             888706108  3,377      326,000   SH         Sole                  326,000
SEAGATE TECHNOLOGY             SHS             G7945J104  3,696      243,000   SH         Sole                  243,000



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